Annual Total Returns - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Advisor Managed Retirement 2030 Fund - Class Z6
Bar Chart Table:
Annual Return 2020	14.07%
Annual Return 2021	9.06%
Annual Return 2022	(16.16%)